Remeasurement items affecting operating profit (Details) R in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 ZAR (R) MT / yr R / $ MW	Dec. 31, 2022 ZAR (R)	Jun. 30, 2023 ZAR (R) MT / yr R / $ MW	Jun. 30, 2022 ZAR (R) MT / yr	Jun. 30, 2021 ZAR (R)
Remeasurement items
Impairment loss (reversal of impairment loss)			R 33,649	R (1,443)	R 28,732
Targeted reduction of greenhouse gas (GHG) emission by 2030	30.00%		30.00%
South Africa Wax value chain | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)			R 932		7,863
Weighted average cost of capital	14.66%		14.66%
China Essential Care Chemicals (ECC) | Chemicals Eurasia
Remeasurement items
Impairment loss (reversal of impairment loss)			R 876
Weighted average cost of capital	9.21%		9.21%
Tetramerization | Chemicals America
Remeasurement items
Impairment loss (reversal of impairment loss)			R (3,645)
Weighted average cost of capital	8.33%		8.33%
Secunda liquid fuels refinery | Fuels
Remeasurement items
Impairment loss (reversal of impairment loss)	R 27,200	R 8,100	R 35,316		R 24,456
Weighted average cost of capital		14.66%
Targeted reduction of greenhouse gas (GHG) emission by 2030	30.00%		30.00%
Targeted integrating of renewable energy into operations by 2030 | MW	1,200		1,200
Targeted production volumes post 2030 assumed by emission reduction roadmap | MT / yr	6.7		6.7
Actual production volumes | MT / yr				7.5
Increase (decrease) in price of Brent crude for impairment calculations	10.00%		10.00%
Increase (decrease) in recoverable amount of CGU due to increase in the price of Brent crude	R 25,700		R 25,700
Increase (decrease) in exchange rate for impairment calculations | R / $	(1)		(1)
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R 15,300		R 15,300
Increase (decrease) in production volumes from 2024 to 2029 for impairment calculations	4.00%		4.00%
Increase (decrease) in recoverable amount of CGU due to change in volumes	R 6,400		R 6,400